Dividends - Additional Information (Detail) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 20, 2019 $ / shares	Aug. 23, 2019 $ / shares	May 24, 2019 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 $ / shares
Disclosure of Dividends [line items]
Dividend | $						$ 51,385	$ 97,604
Preference shares [member]
Disclosure of Dividends [line items]
Dividends per share	$ 18	$ 16	$ 16					$ 50
Dividend Per share For Preferred Share Holders	18	16	16					50
Common Shares [member]
Disclosure of Dividends [line items]
Dividends per share	40	3	3
Dividend Per share For Preferred Share Holders	$ 40	$ 3	$ 3
Dividend Per share For Common Stock Holders								$ 46
TRM [member]
Disclosure of Dividends [line items]
Dividend | $					$ 3,082.45
Life Miles Ltd [member]
Disclosure of Dividends [line items]
Dividend | $				$ 0		$ 36,000